Other Non-financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Non-financial Liabilities
The account breaks down as follows as of the indicated dates:

	12.31.20	12.31.19
Creditors for sale of assets	594,481	601,965
Tax withholdings and collections payable	6,755,148	5,193,979
Payroll and Social Contributions Payable	7,057,226	6,446,491
Withholdings on Payroll Payable	371,236	366,972
Fess to Directors and Syndics	221,520	96,834
Value-Added Tax	851,232	867,885
Sundry Creditors	4,447,128	4,097,837
Taxes Payable	3,270,895	3,600,729
Obligations Arising from Contracts with Customers	1,348,700	1,654,612
Retirement payment orders pending settlement	90,588	100,941
Other Non-financial Liabilities	250,074	211,082

Total	25,258,228	23,239,327

Summary of Estimated Use of Liability
The following table shows the estimated use of the liabilities recorded as of this fiscal year-end.

	Terms
Item	Up to 12 Months	Up to 24 Months	Over 24 Months	Total
Liabilities – “ Quiero ” Customers Loyalty Program	632,815	271,377	210,402	1,114,594